SCHEDULE OF ANTI-DILUTIVE WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,043,268,989	1,150,600,095	1,150,600,095	2,825,348,539
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,025,231,949	1,132,213,935	1,132,213,935	2,810,648,817
Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,656,581	13,756,977
Incentive Shares Payable Issued With Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,410,938	3,271,875	3,271,875	1,568,250
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		1,357,308	1,357,308	1,357,308
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			13,756,977	11,774,164